QUARTERLY RESULTS OF OPERATIONS	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS

19. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is the summary of the unaudited quarterly results of operations for the two years ended December 31, 2013 and 2012, in thousands.

	Three Months Ended				Year Ended December 31, 2013
	March 31, 2013 (1)	June 30, 2013	September 30, 2013	December 31, 2013
Revenue	$660,224	$672,695	$665,366	$687,570	$2,685,855
Cost of services	309,067	311,939	310,533	329,040	1,260,579

Gross Profit	351,157	360,756	354,833	358,530	1,425,276
SG&A	257,867	226,018	231,407	229,770	945,062

Operating income	93,290	134,738	123,426	128,760	480,214

Net income	$3,055	$43,668	$46,148	$50,331	$143,202

Earnings per common share
Basic Common	$0.05	$0.52	$0.55	$0.60	$1.82

Diluted Common	$0.05	$0.51	$0.54	$0.59	$1.78

	Three Months Ended				Year Ended December 31, 2012
	March 31, 2012	June 30, 2012	September 30, 2012 (2)	December 31, 2012
Revenue	$639,062	$661,895	$656,896	$680,171	$2,638,024
Cost of services	291,702	307,286	307,699	317,772	1,224,459

Gross Profit	347,360	354,609	349,197	362,399	1,413,565
SG&A	233,118	233,110	231,905	237,257	935,390

Operating income	114,242	121,499	117,292	125,142	478,175

Net income	$34,044	$36,694	$22,096	$32,707	$125,541

Earnings per common share
Basic Common	$0.55	$0.60	$0.36	$0.53	$2.04

Diluted Common	$0.54	$0.58	$0.35	$0.51	$1.98

(1)	Results of operations and net income in the first quarter of 2013 were affected by the Sponsor management fee, related termination of the management agreement, IPO related bonuses and subordinated debt call premium which had a $27.8 million negative impact on net income.
(2)	Results of operations in the third quarter of 2012 were affected by a pre-tax $10.0 million expense associated with the dividend equivalent attributed to participants in our Deferred Compensation Plan, $8.3 million of additional share-based compensation associated with the dividend and $10.3 million of additional interest expense incurred with the refinancing.